Advances for Vessel Acquisitions and Vessels under Construction (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Handysize Vessels
Property Plant And Equipment [Line Items]
Number of newbuildings	1
Containerships
Property Plant And Equipment [Line Items]
Number of newbuildings	2
M/V Priceless Seas
Property Plant And Equipment [Line Items]
Newbuilding contract price final installment	$ 1,419,475